Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Goodwill And Intangible Assets Disclosure [Abstract]
Schedule of Changes in Goodwill

Goodwill and changes therein were as follows for the years ended December 31, 2018, and 2017:

Balance at December 31, 2016	$1,933.1
Translation	27.9
Balance at December 31, 2017	1,961.0
Translation	(33.6)
Balance at December 31, 2018	$1,927.4
Tax-deductible goodwill at December 31, 2018	$10.6

Schedule of Other Intangible Assets

Other intangible assets consist of the following as of December 31, 2018:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$205.4	$(190.2)	$15.2	5-15
Tradename	173.5	(1.9)	171.6	—
Technology	152.2	(151.5)	0.7	3-4
Total other intangible assets	$531.1	$(343.6)	$187.5

Other intangible assets consist of the following as of December 31, 2017:

	Gross Carrying Amount	Accumulated Amortization	Net	Estimated Life Range (Years)
Customer lists and relationships	$210.1	$(177.0)	$33.1	5-15
Tradename	174.1	(2.1)	172.0	—
Technology	155.6	(154.2)	1.4	2-7
Total other intangible assets	$539.8	$(333.3)	$206.5

Estimated Future Amortization of Other Intangible Assets	We estimate the future amortization of other intangible assets held at December 31, 2018, will be:
Years Ending December 31,	Amount
2019	$15.2
2020	0.2
2021	0.2
2022	0.2
2023	$0.1

Schedule of Long-Lived Assets

Long-lived assets by country is as follows.  Long-lived assets are comprised of property, plant and equipment, net, goodwill and other intangible assets, net.

	December 31,
	2018	2017
United States	$1,778.7	$1,786.1
Canada	438.1	480.6
Other	2.5	2.8
Total long-lived assets	$2,219.3	$2,269.5